Commitments and guarantees granted (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Guarantee	$ 1,184	$ 2,166
Restricted cash		73
Liability		103
Associatesa And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Guarantee	274	1,522
Restricted cash
Liability		103
Assets Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Guarantee	910	644
Restricted cash		73
Liability